Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	€ (186)	€ (78)	€ (1,235)
Adjustments to reconcile net loss to net cash flows
Depreciation of property and equipment and lease right-of-use assets	71	21	46
Amortization of intangible assets	16	11	8
Share-based payments expense	122	88	65
Finance income	(275)	(455)	(118)
Finance costs	333	584	974
Income tax expense/(benefit)	55	(95)	2
Other	13	8	(4)
Changes in working capital:
Increase in trade receivables and other assets	(27)	(61)	(112)
Increase in trade and other liabilities	454	291	447
Increase in deferred revenue	59	38	77
(Decrease)/Increase in provisions	(35)	(17)	8
Interest paid on lease liabilities	(37)	0	0
Interest received	14	18	19
Income tax (paid)/received	(4)	(9)	2
Net cash flows from operating activities	573	344	179
Investing activities
Business combinations, net of cash acquired	(331)	(9)	(49)
Purchases of property and equipment	(135)	(125)	(36)
Purchases of short term investments	(901)	(1,069)	(1,386)
Sales and maturities of short term investments	1,163	1,226	1,080
Change in restricted cash	2	(10)	(34)
Other	(16)	(35)	(10)
Net cash flows used in investing activities	(218)	(22)	(435)
Financing activities
Payments of lease liabilities	(17)	0	0
Lease incentives received	15	0	0
Repurchases of ordinary shares	(438)	(72)	0
Proceeds from exercise of stock options	154	163	29
Proceeds from exercise of warrants	74	0	0
Proceeds from issuance of warrants	15	0	9
Other	(6)	1	(4)
Net cash flows (used in)/from financing activities	(203)	92	34
Net increase/(decrease) in cash and cash equivalents	152	414	(222)
Cash and cash equivalents at January 1	891	477	755
Net foreign exchange gains/(losses) on cash and cash equivalents	22	0	(56)
Cash and cash equivalents at December 31	1,065	891	477
Non-cash investing and financing activities
Issuance of shares for business combinations	0	0	33
Lease right-of-use assets obtained in exchange for lease liabilities	136	0	0
Purchases of property and equipment in trade and other payables	14	23	5
Issuance of shares upon exercise of, or net settlement of, warrants	303	0	0
Issuance of shares upon exchange of Convertible Notes	0	1,145	686
Issuance of shares in exchange for long term investment	€ 0	€ 0	€ 910